Cover	Nov. 04, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 04, 2025
Entity File Number	001-36333
Entity Registrant Name	BIO-PATH HOLDINGS, INC.
Entity Central Index Key	0001133818
Entity Tax Identification Number	87-0652870
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	625 Stanwix St. #2407
Entity Address, City or Town	Pittsburgh
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15222
City Area Code	(630)
Local Phone Number	708-0750
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	BPTH
Entity Emerging Growth Company	false
Former Address [Member]
Entity Address, Address Line One	4710 Bellaire Boulevard
Entity Address, Address Line Two	Suite 210
Entity Address, City or Town	Bellaire
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77401